Financial instruments - Fair values and risk management - Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Cash and cash equivalents	$ 45,706,448	$ 146,660,195	$ 35,288,952	$ 14,489,880